DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) kr in Millions, $ in Millions	Dec. 31, 2024 USD ($) DKK (kr)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) DKK (kr)
DERIVATIVE FINANCIAL INSTRUMENTS
Hedge ratio when hedge accounting is applied	100.00%
Hedging reserves	$ 15.5	$ 25.6	$ 39.9
Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS
Cash collateral	11.3	$ 27.9	$ 1.4
Forward exchange contracts | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	$ (2.3)
Notional value | kr	348.9		280.3
Interest rate swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value	498.7	923.0	687.2
Interest rate swaps | USD SOFR | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	$ 24.7